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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               FORM 13F COVER PAGE

          Report for the Calendar Year of Quarter Ended: September 30, 2007

                 Check here if Amendment [ ]; Amendment Number:

                This Amendment (Check only one.):
                 [  ] is a restatement.
                 [  ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:
                        Lonestar Capital Management, LLC
                               One Maritime Plaza
                                    Suite 750
                         San Francisco, California 94111

                         Form 13F File Number: 28-11133

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

           Person Signing this Report on Behalf of Reporting Manager:
                                    Yedi Wong
                             Chief Financial Officer
                                 (415) 362-7677







                                  /s/ Yedi Wong
                             ----------------------
                            San Francisco, California
                                November 5, 2007



                                  Report Type:
                               13F Holdings Report

                             Form 13 F Summary Page

                                 Report Summary

                        Number of Other Included Managers

                                        0

                    Form 13 F Information Table Entry Total:

                                       11

                    Form 13 F Information Table Value Total:

                               $12,897 (thousands)

List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE

Column 1                                 Column 2   Column 3  Column 4   Column 5   Column 6 Column 7 Column 8
                                          TITLE                VALUE      SHARES/    SH/ PUT/ INVSTMT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                           OF CLASS   CUSIP     (x$1000)   PRN AMT    PRN CALL DSCRETN  MANAGERS SOLE     SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------

AEP INDUSTRIES INC CMN                     COM      001031103    866      20,457    SH         SOLE    NONE     20,457
BANK OF AMERICA CORP CMN                   COM      060505104  2,010      40,000    SH   PUT   SOLE    NONE     40,000
EDDIE BAUER HOLDINGS INC CMN               COM      071625107    713      82,935    SH         SOLE    NONE     82,935
GENITOPE CORPORATION CMN                   COM      37229P507    314      70,000    SH         SOLE    NONE     70,000
HAYES LEMMERZ INTL INC CMN                 COM      420781304    386      92,700    SH         SOLE    NONE     92,700
JONES APPAREL GROUP, INC. CMN              COM      480074103  1,059      50,100    SH         SOLE    NONE     50,100
KHD HUMBOLDT WEDAG INTL LTD CMN            COM      482462108  1,165      38,200    SH         SOLE    NONE     38,200
LIGAND PHARMACEUTICALS INC CMN CLASS B     COM      53220K207    534     100,000    SH         SOLE    NONE    100,000
POWERSHARES QQQ TRUST MUTUAL FUND
INDEX TRACKING STOCK                      UNITS     73935A104  5,141     100,000    SH   PUT   SOLE    NONE    100,000
RETAIL VENTURES INC CMN                    COM      76128Y102    327      31,398    SH         SOLE    NONE     31,398
YOUNG BROADCASTING INC CL-A CMN CLASS A    COM      987434107    382     172,200    SH         SOLE    NONE    172,200
